Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

18.          Share-based compensation

2010 share incentive plan

In December 2010, the Group adopted a share incentive plan, which is referred to as the 2010 Share Incentive Plan (the “2010 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Group’s business and by providing such individuals with an incentive for outstanding performance to generate superior returns for our shareholders. Under the 2010 Plan, the maximum number of shares in respect of which share options, restricted shares, or restricted share units may be granted is 26,822,828 shares (excluding the share options previously granted to the directors who are the founders of the Company). The number of shares available for such grants was nil as of December 31, 2021 and 2022, as such shares have been transferred to the 2020 share incentive plan since its adoption in June 2020, please refer to the details below.

The maximum term of any issued share option is seven or ten years from the grant date. Share options granted to employees and officers vest over a four-year schedule as stated below:

(1)	One-fourth of the options shall be vested upon the first anniversary of the grant date;
(2)	The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months (1/48 of options shall be vested per month subsequently).

Share options granted to directors were subject to a vesting schedule of approximately 32 months.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period.

In November 2014, January 2015 and October 2022, the Company issued to the depositary bank of 10,000,000 common shares, 10,991,120 common shares and 6,124,735 common shares, respectively, which were reserved for the future exercise of share options or vesting of restricted shares.

The following table summarizes the share option activities for the year ended December 31, 2020, 2021 and 2022:

				Weighted
		Weighted	Weighted-	average
		average	average	remaining	Aggregate
	Number of	exercise	grant-date	contractual life	intrinsic
	share options	price (USD)	fair value (USD)	(years)	value (USD)
Outstanding, January 1, 2020	10,000	3.97	—	1.16	—
Vested and expected to vest as of January 1, 2020	10,000	3.97	1.01	1.16	—
Expired	(10,000)	3.97	—	—	—
Outstanding, December 31, 2020	—	—	—	—	—
Vested and expected to vest as of December 31, 2020, 2021 and 2022	—	—	—	—	—

As of December 31, 2021 and 2022, there were no unrecognized share-based compensation costs related to share options of the 2010 Plan.

As of December 31, 2022, 10,770,520 restricted shares (2021: 10,770,520), excluding those converted from share options, were granted to employees and officers under the 2010 Plan.

18.          Share-based compensation (Continued)

2010 share incentive plan (Continued)

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2020, 2021 and 2022 is presented below:

Number of
restricted shares
Unvested as of January 1, 2020	5,184,500
Expected to vest as of January 1, 2020	4,406,825
Vested	(965,500)
Forfeited	(2,959,000)
Unvested as of December 31, 2020	1,260,000
Expected to vest as of December 31, 2020	1,071,000
Vested	(400,000)
Forfeited	(210,000)
Unvested as of December 31, 2021	650,000
Expected to vest as of December 31, 2021	552,500
Vested	(330,000)
Unvested as of December 31, 2022	320,000
Expected to vest as of December 31, 2022	272,000

Based upon the Company’s historical and expected forfeitures for stock options granted, the directors of the Company estimated that its future forfeiture rate would be 15% for employees and nil for directors and advisors.

As of December 31, 2022, total unrecognized compensation expense relating to the restricted shares was USD352,479 (2021: USD1,031,340).

2013 share incentive plan

In November 2013, the Group adopted a share incentive plan, which is referred to as the 2013 Share Incentive Plan (the “2013 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior officers to the success of the Group’s business. Under the 2013 Plan, the maximum number of restricted shares that may be granted is 9,073,732 shares. The number of shares available for such grants was nil as of December 31, 2021 and 2022, as such shares have been transferred to the 2020 share incentive plan in June 2020, please refer to the details below.

The vesting schedules of the restricted shares under the 2013 Plan are determined by the directors of the Company.

There were no restricted shares activities under the 2013 Plan for the years ended December 31, 2020, 2021 and 2022, and the number of unvested restricted shares were nil for the years then ended.

As of December 31, 2021 and 2022, total unrecognized compensation expense relating to the restricted shares was both nil.

18.          Share-based compensation (Continued)

2014 share incentive plan

In April 2014, the Group adopted a share incentive plan, which is referred to as the 2014 Share Incentive Plan (the “2014 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business. Under the 2014 Plan, the maximum number of restricted shares that may be granted to officers, directors or employees of, or advisors or consultants to the Company and its subsidiaries, the VIE and VIE’s subsidiaries is 14,195,412 shares. The Company issued 14,195,412 common shares to Leading Advice Holdings Limited, a company owned by the co-founder, to facilitate the administration of the 2014 Plan. The number of shares available for such grants was nil as of December 31, 2021 and 2022, as such shares have been transferred to the 2020 share incentive plan in June 2020, please refer to the details below.

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2020, 2021 and 2022 is presented below:

Number of
restricted
shares
Unvested as of January 1, 2020	1,321,200
Vested	(228,200)
Forfeited	(1,067,000)
Unvested as of December 31, 2020	26,000
Expected to vest as of December 31, 2020	22,100
Unvested as of January 1, 2021	26,000
Vested	(26,000)
Unvested as of December 31, 2021 and 2022	—
Expected to vest as of December 31, 2021 and 2022	—

As of December 31, 2022, the total unrecognized compensation expense relating to the restricted shares was nil (2021: nil).

18.          Share-based compensation (Continued)

2020 share incentive plan

In June 2020, the Group terminated its 2010 Plan, 2013 Plan and 2014 Plan (the “Existing Plans”) and adopted a 2020 share incentive plan, which is referred to as the 2020 Share Incentive Plan (the “2020 Plan”). Under the 2020 Plan, the maximum aggregate number of shares of the Company that may be granted is 31,000,000, among which 21,039,742 common shares were reserved under the Existing Plans and had not been granted as of the termination of the Existing Plans, 9,667,230 common shares were repurchased pursuant to the repurchase programs authorized by the Company in December 2014 and January 2016, and 293,028 common shares were reserved for issuance under the 2020 Plan. The number of shares available for such grants as of December 31, 2022 is 2,202,325 (2021: 2,685,660).

Upon termination of the Existing Plans, the awards that are granted and outstanding under the Existing Plans remain effective under the 2020 Plan, subject to any amendment and modification to the original award agreements that the Company shall determine.

As of December 31, 2022, the restricted shares units granted to employees and officers (excluding those forfeited) under the 2020 Plan vest as follows:

(1)	15,059,340 of these restricted shares will vest over a two-year schedule in which one-second of the restricted shares shall be vested upon the first and second anniversary of the grant day, respectively.
(2)	90,000 of these restricted shares will vest over a three-year schedule in which one-third of the restricted shares shall be vested upon the first, second and third anniversary of the grant day, respectively. Among which, 30,000 shares were vested in an accelerated manner in December 2021.
(3)	13,148,335 of these restricted shares will vest over a three-year schedule in which two-third of the restricted shares shall be vested upon the second anniversary and one-third of the restricted shares shall be vested upon the third anniversary of the grant day, respectively. Among which, 2,299,965 shares, 1,699,990 shares and 133,335 shares were vested in an accelerated manner in December 2021, June 2022 and November 2022, respectively.
(4)	500,000 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant day, respectively. Among which, 100,000 shares were vested in an accelerated manner in December 2021.

18.           Share-based compensation (Continued)

2020 share incentive plan (Continued)

A summary of the restricted shares activities under the 2020 Plan for the years ended December 31,2021 and 2022 is presented below:

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (USD)
Unvested as of January 1, 2021	—
Granted	31,091,840	0.83
Vested	(2,429,965)
Forfeited	(2,777,500)
Unvested as of December 31, 2021	25,884,375
Expected to vest as of December 31, 2021	19,413,281
Unvested as of January 1, 2022	25,884,375
Granted	2,200,000	0.31
Vested	(9,509,660)
Forfeited	(1,716,665)
Unvested as of December 31, 2022	16,858,050
Expected to vest as of December 31, 2022	12,643,538

Based upon the Company’s historical and expected forfeitures for restricted share units granted, the directors of the Company estimated that its future forfeiture rate would be 25% for employees and directors.

As of December 31, 2022, the total unrecognized compensation expense relating to the restricted shares was USD 10,161,241 (2021: USD18,147,328).

Total compensation costs recognized for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Years ended December 31,
(In thousands)	2020	2021	2022
Sales and marketing expenses	185	59	—
General and administrative expenses	1,209	4,682	6,855
Research and development expenses	916	1,429	1,329
Total	2,310	6,170	8,184